Accounts receivable, net - Allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Analysis of the allowance for doubtful accounts
Balance at beginning of year	$ 19,064	¥ 127,940	¥ 117,602	¥ 100,894
Charged to allowance for doubtful accounts	5,694	38,214	31,716	29,574
Write-off charged against the allowance for the year	(256)	(1,720)	(21,378)	(12,866)
Balance at end of year	$ 24,502	¥ 164,434	¥ 127,940	¥ 117,602